Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized	$ 13,000	$ 0	$ 0
Patent Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized	$ 13,000	$ 0	$ 0